Exhibit 99
Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	April 2018
Payment Date	5/15/2018
Transaction Month	36
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,941,398,111.43	84,593		55.5 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$440,000,000.00	0.35%		June 15, 2016
Class A-2a Notes	$325,000,000.00	0.72%		March 15, 2018
Class A-2b Notes	$265,000,000.00	2.12688%	*	March 15, 2018
Class A-3 Notes	$587,800,000.00	1.16%		November 15, 2019
Class A-4 Notes	$132,590,000.00	1.58%		August 15, 2020
Class B Notes	$55,270,000.00	2.04%		October 15, 2020
Class C Notes	$36,850,000.00	2.21%		January 15, 2021
Class D Notes	$36,850,000.00	2.71%		November 15, 2021
Total	$1,879,360,000.00
		* One-month LIBOR + 0.23%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,059,360.05

Principal:
Principal Collections	$16,058,082.12
Prepayments in Full	$7,090,950.47
Liquidation Proceeds	$330,756.22
Recoveries	$76,589.42
Sub Total	$23,556,378.23
Collections	$24,615,738.28

Purchase Amounts:
Purchase Amounts Related to Principal	$390,880.49
Purchase Amounts Related to Interest	$1,868.32
Sub Total	$392,748.81

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$25,008,487.09

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	April 2018
Payment Date	5/15/2018
Transaction Month	36
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$25,008,487.09
Servicing Fee	$306,064.52	$306,064.52	$0.00	$0.00	$24,702,422.57
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$24,702,422.57
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$24,702,422.57
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$24,702,422.57
Interest - Class A-3 Notes	$86,340.78	$86,340.78	$0.00	$0.00	$24,616,081.79
Interest - Class A-4 Notes	$174,576.83	$174,576.83	$0.00	$0.00	$24,441,504.96
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,441,504.96
Interest - Class B Notes	$93,959.00	$93,959.00	$0.00	$0.00	$24,347,545.96
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,347,545.96
Interest - Class C Notes	$67,865.42	$67,865.42	$0.00	$0.00	$24,279,680.54
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,279,680.54
Interest- Class D Notes	$83,219.58	$83,219.58	$0.00	$0.00	$24,196,460.96
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$24,196,460.96
Regular Principal Payment	$23,042,258.43	$23,042,258.43	$0.00	$0.00	$1,154,202.53
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,154,202.53
Residual Released to Depositor	$0.00	$1,154,202.53	$0.00	$0.00	$0.00
Total		$25,008,487.09

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$23,042,258.43
Total					$23,042,258.43
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$23,042,258.43	$39.20	$86,340.78	$0.15	$23,128,599.21	$39.35
Class A-4 Notes	$0.00	$0.00	$174,576.83	$1.32	$174,576.83	$1.32
Class B Notes	$0.00	$0.00	$93,959.00	$1.70	$93,959.00	$1.70
Class C Notes	$0.00	$0.00	$67,865.42	$1.84	$67,865.42	$1.84
Class D Notes	$0.00	$0.00	$83,219.58	$2.26	$83,219.58	$2.26
Total	$23,042,258.43	$12.26	$505,961.61	$0.27	$23,548,220.04	$12.53

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	April 2018
Payment Date	5/15/2018
Transaction Month	36

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$89,318,048.13	0.1519531	$66,275,789.70	0.1127523
Class A-4 Notes	$132,590,000.00	1.0000000	$132,590,000.00	1.0000000
Class B Notes	$55,270,000.00	1.0000000	$55,270,000.00	1.0000000
Class C Notes	$36,850,000.00	1.0000000	$36,850,000.00	1.0000000
Class D Notes	$36,850,000.00	1.0000000	$36,850,000.00	1.0000000
Total	$350,878,048.13	0.1867008	$327,835,789.70	0.1744401

Pool Information
Weighted Average APR	3.490%	3.498%
Weighted Average Remaining Term	26.74	25.97
Number of Receivables Outstanding	34,190	32,944
Pool Balance	$367,277,423.35	$342,988,946.82
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$350,878,048.13	$327,835,789.70
Pool Factor	0.1891819	0.1766711

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$9,706,990.56
Targeted Credit Enhancement Amount	$9,706,990.56
Yield Supplement Overcollateralization Amount	$15,153,157.12
Targeted Overcollateralization Amount	$15,153,157.12
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$15,153,157.12

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$9,706,990.56
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$9,706,990.56
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$9,706,990.56

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	April 2018
Payment Date	5/15/2018
Transaction Month	36
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		131	$417,807.23
(Recoveries)		154	$76,589.42
Net Loss for Current Collection Period			$341,217.81
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			1.1149%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			1.2177%
Second Prior Collection Period			0.2745%
Prior Collection Period			0.5153%
Current Collection Period			1.1530%
Four Month Average (Current and Prior Three Collection Periods)			0.7901%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		5,492	$16,312,207.02
(Cumulative Recoveries)			$2,590,855.39
Cumulative Net Loss for All Collection Periods			$13,721,351.63
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.7068%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,970.18
Average Net Loss for Receivables that have experienced a Realized Loss			$2,498.43

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.64%	418	$5,637,700.30
61-90 Days Delinquent	0.25%	60	$864,086.08
91-120 Days Delinquent	0.09%	16	$316,956.62
Over 120 Days Delinquent	0.26%	54	$900,171.75
Total Delinquent Receivables	2.25%	548	$7,718,914.75

Repossession Inventory:
Repossessed in the Current Collection Period		25	$358,655.29
Total Repossessed Inventory		40	$634,380.44

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3699%
Prior Collection Period			0.2954%
Current Collection Period			0.3946%
Three Month Average			0.3533%

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	April 2018
Payment Date	5/15/2018
Transaction Month	36

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer